Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) $ in Thousands		Dec. 31, 2017 USD ($) tbtu	Dec. 31, 2016 USD ($) tbtu
Derivatives, Fair Value [Line Items]
Derivative assets		$ 57,000	$ 24,000
Non-current derivative assets		34,000	83,000
Derivative liabilities		(37,000)	(71,000)
Non-current derivative liabilities		(19,000)	(45,000)
Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		24,000	16,000
Total derivative liabilities		(35,000)	(95,000)
Derivative asset (liability), net		(11,000)	(79,000)
Interest Rate Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		7,000	0
Interest Rate Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		17,000	16,000
Interest Rate Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(20,000)	(50,000)
Interest Rate Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		(15,000)	(45,000)
SPL Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		0	0
Total derivative liabilities		0	(6,000)
Derivative asset (liability), net		0	(6,000)
SPL Interest Rate Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		0	0
SPL Interest Rate Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		0	0
SPL Interest Rate Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(4,000)
SPL Interest Rate Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		0	(2,000)
CQP Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		21,000	16,000
Total derivative liabilities		0	(3,000)
Derivative asset (liability), net		21,000	13,000
CQP Interest Rate Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		7,000	0
CQP Interest Rate Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		14,000	16,000
CQP Interest Rate Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(3,000)
CQP Interest Rate Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		0	0
CCH Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		3,000	0
Total derivative liabilities		(35,000)	(86,000)
Derivative asset (liability), net		(32,000)	(86,000)
CCH Interest Rate Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		0	0
CCH Interest Rate Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		3,000	0
CCH Interest Rate Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(20,000)	(43,000)
CCH Interest Rate Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		(15,000)	(43,000)
Commodity Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		67,000	87,000
Total derivative liabilities		(20,000)	(17,000)
Derivative asset (liability), net		47,000	70,000
Commodity Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		50,000	20,000
Commodity Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets		17,000	67,000
Commodity Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		(17,000)	(17,000)
Commodity Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		(3,000)	0
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[1]	58,000	80,000
Total derivative liabilities	[1]	(3,000)	(7,000)
Derivative asset (liability), net	[1]	$ 55,000	$ 73,000
Notional amount (in TBtu) | tbtu	[2]	2,539	1,117
Derivative, collateral deposit (call)		$ (1,000)	$ 6,000
Liquefaction Supply Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	[1]	41,000	13,000
Liquefaction Supply Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[1]	17,000	67,000
Liquefaction Supply Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[1]	0	(7,000)
Liquefaction Supply Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[1]	(3,000)	0
LNG Trading Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[3]	9,000	7,000
Total derivative liabilities	[3]	(17,000)	(10,000)
Derivative asset (liability), net	[3]	$ (8,000)	$ (3,000)
Notional amount (in TBtu) | tbtu		25	0
Derivative, collateral deposit (call)		$ 28,000	$ 10,000
LNG Trading Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	[3]	9,000	7,000
LNG Trading Derivatives [Member] | Non-current Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative assets	[3]	0	0
LNG Trading Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities	[3]	(17,000)	(10,000)
LNG Trading Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities	[3]	0	0
FX Derivatives [Member] | Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		0	4,000
FX Derivatives [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities		0	(4,000)
FX Derivatives [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Non-current derivative liabilities		$ (1,000)	$ 0
SPL [Member]
Derivatives, Fair Value [Line Items]
Energy Units Secured Through Natural Gas Supply Contracts | tbtu		2,214	1,994
CCL [Member]
Derivatives, Fair Value [Line Items]
Energy Units Secured Through Natural Gas Supply Contracts | tbtu		2,024	0

[1]	Does not include collateral call of $1 million and collateral deposit of $6 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively.
[2]	SPL had secured up to approximately 2,214 TBtu and 1,994 TBtu of natural gas feedstock through natural gas supply contracts as of December 31, 2017 and 2016, respectively. CCL has secured up to approximately 2,024 TBtu and zero TBtu of natural gas feedstock through natural gas supply contracts, a portion of which is subject to the achievement of certain project milestones and other conditions precedent, as of December 31, 2017 and 2016, respectively.
[3]	Does not include collateral of $28 million and $10 million deposited for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively.